Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss)

The following is a reconciliation of historical net loss to unaudited pro forma net income (in thousands):

Fiscal Year 2012
Net loss attributable to common shareholders	$(45,378)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net income	16,737
Unaudited pro forma net income attributable to participating securities	(384)

Unaudited pro forma net income attributable to common shareholders	$16,353

Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2012
Shares used in computing basic loss per common share	35,444,200
Adjustment for conversion of Series A 8% Convertible Preferred Stock	14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	1,831,180

Unaudited basic pro forma weighted average shares outstanding	52,015,021
Dilutive effect of securities	241,450

Unaudited diluted pro forma weighted average shares outstanding	52,256,471

Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	January 28, 2012	February 2, 2013
Furniture and fixtures	$23,354	$31,680
Leasehold improvements	32,275	41,671
Computers and equipment	7,477	10,541
Construction in process	1,638	6,678

Property and equipment, gross	64,744	90,570
Less: accumulated depreciation and amortization	(22,704)	(31,530)

Property and equipment, net	$42,040	$59,040

Other Accrued Expenses

Other accrued expenses consist of the following (in thousands):

	January 28, 2012	February 2, 2013
Deposit liability related to restricted shares (note 6)	$1,131	$308
Gift card liability	1,745	2,418
Other	5,085	11,819

	$7,961	$14,545

Deferred Rent

The following table summarizes the Company’s deferred rent and other long-term liabilities balances (in thousands):

	January 28, 2012	February 2, 2013
Current:
Deferred rent(1)	$1,123	$878

Total current liabilities	$1,123	$878

Long-term:
Deferred rent	$20,933	$28,901
Other	—	181

Total long-term liabilities	$20,933	$29,082

(1)	The current portion of deferred rent is included in the other accrued expenses line item in the accompanying balance sheets.